PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Additional Information (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Benefits
Disclosure of defined benefit plans [line items]
Gain recognized on negative past service costs	€ 2	€ 3	€ 36